This is filed pursuant to Rule 497(e).
File Nos.333-87002 and 811-21081.

[LOGO]

                                  ALLIANCEBERNSTEIN RETIREMENT STRATEGIES
                                    - AllianceBernstein 2020 Retirement Strategy


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Supplement dated May 6, 2008 to the Prospectus dated December 24, 2007 of
AllianceBernstein Retirement Strategies offering Class A, Class B, Class C and Advisor Class shares of AllianceBernstein 2020 Retirement Strategy.

                                    * * * * *

The following information replaces certain information in the Prospectus under the heading "ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets) AND EXAMPLES"

AllianceBernstein 2020 Retirement Strategy

                                           Operating Expenses
                               -------------------------------------------
                               Class A   Class B   Class C   Advisor Class
                               -------   -------   -------   -------------
Management Fees                   .60%      .60%      .60%        .60%
Distribution and/or Service
(12b-1) Fees                      .30%     1.00%     1.00%       None
Other Expenses
  Transfer Agent                  .07%      .07%      .06%        .04%
  Other Expenses                  .39%      .38%      .36%        .29%
                               ------    ------    ------      ------
Total Other Expenses              .46%      .45%      .42%        .33%
Total Strategy Operating
Expenses (Before Waiver)         1.36%     2.05%     2.02%        .93%
                               ======    ======    ======      ======
Waiver and/or Expense
Reimbursement (a)                (.38)%    (.37)%    (.34)%      (.25)%
Net Expenses (b)                  .98%     1.68%     1.68%        .68%
                               ======    ======    ======      ======
Acquired Fund Fees and
  Expenses (Underlying
  Portfolios) (c)                 .04%      .04%      .04%        .04%
                               ------    ------    ------      ------
Total Strategy Operating
  Expenses                       1.02%     1.72%     1.72%        .72%
                               ======    ======    ======      ======

                                               Examples
                      ----------------------------------------------------------
                                                                         Advisor
                      Class A  Class B+  Class B++  Class C+  Class C++    Class
                      -------  --------  ---------  --------  ---------  -------
After 1 year           $  525    $  575     $  175    $  275     $  175   $   74
After 3 years*         $  814    $  819     $  619    $  613     $  613   $  284
After 5 years*         $1,124    $1,090     $1,090    $1,077     $1,077   $  512
After 10 years*        $2,002    $2,215     $2,215    $2,363     $2,363   $1,167

                                    * * * * *

The following information replaces certain information in the Management Fee table in the Prospectus under the heading "Investment Adviser"

                                                           Management Fee
                                                          (as a percentage
AllianceBernstein Retirement Strategy               of average daily net assets)

--------------------------------------------------------------------------------

AllianceBernstein 2020 Retirement Strategy                     0.60%

                                    * * * * *

The following information replaces certain information in the Prospectus under the heading "APPENDIX A - HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION"

AllianceBernstein 2020 Retirement Strategy

                                                     Hypothetical
                                                       Expenses
                          Hypothetical  Investment      (Current      Hypothetical
           Hypothetical   Performance     After         Expense          Ending
Year        Investment      Earnings     Returns     Ratio = 1.40%)    Investment
==================================================================================
1          $  10,000.00   $  478.75     $10,053.75   $     527.55*   $   9,951.20
2              9,951.20      497.56      10,448.76         146.28       10,302.48
3             10,302.48      515.12      10,817.60         151.45       10,666.16
4             10,666.16      533.31      11,199.46         156.79       11,042.67
5             11,042.67      552.13      11,594.81         162.33       11,432.48
6             11,432.48      571.62      12,004.10         168.06       11,836.04
7             11,836.04      591.80      12,427.85         173.99       12,253.86
8             12,253.86      612.69      12,866.55         180.13       12,686.42
9             12,686.42      634.32      13,320.74         186.49       13,134.25
10            13,134.25      656.71      13,790.96         193.07       13,597.89
==================================================================================
Cumulative                $5,644.01                  $   2,046.14

*    The current expense ratio net of waivers/reimbursements is 1.02%.

                                    * * * * *

This Supplement should be read in conjunction with the Prospectus for the Strategy.

You should retain this Supplement with your Prospectus for future reference.

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